MALIZIA SPIDI & FISCH, PC
                                ATTORNEYS AT LAW

1100 NEW YORK AVENUE, N.W.                            1900 SOUTH ATHERTON STREET
SUITE 340 WEST                                 STATE COLLEGE, PENNSYLVANIA 16801
WASHINGTON, D.C.  20005                                           (814) 272-3502
(202) 434-4660                                         FACSIMILE: (814) 272-3514
FACSIMILE: (202) 434-4661

TIFFANY A. HASSELMAN                                 WRITER'S DIRECT DIAL NUMBER
                                                                  (202) 434-8389
Via EDGAR and Hand Delivery
---------------------------

December 10, 2004

William Friar, Esq.
Senior Financial Analyst
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Mail Stop 0408

         Re:     Kearny Financial Corp. -  Amendment No. 3
                 to the Registration Statement on Form S-1 (File No. 333-118815)
                 ---------------------------------------------------------------

Dear Mr. Friar:

         Transmitted with this letter for filing, on behalf of Kearny Financial Corp., (the "Company") is pre-effective Amendment No.3 to the Registration Statement on Form S-1. This filing is marked to show changes made since the filing of Amendment No. 2 to the Form S-1.

         Responses to the consolidated financial statement comments no. 1 and 2 in the staff's comment letter dated November 29th have been previously responded to by Radics & Co., LLC, the Company's independent registered public accounting firm. The consolidated financial statements included in this amendment reflect the proposed changes previously submitted to and reviewed by Kevin Vaughn and Rebekah Moore.

         It is our intention to commence the offering shortly, therefore, please advise us as soon as possible of any additional comments you may have. We will provide the staff with at least two business days' notice of the actual requested effective date.

                                                   Sincerely,

                                                   /s/Tiffany A. Hasselman
                                                   -----------------------------
                                                   Tiffany A. Hasselman
Enclosures
cc: Timothy A. Geishecker, Esq. SEC - Mail Stop 0408 (Hand Deliver) Rebekah Moore, Staff Accountant, SEC-Mail Stop 0408 (Hand Deliver) Kevin Vaughn, Staff Accountant, SEC-Mail Stop 0408 (Hand Deliver)
         Mr. John N. Hopkins, President and Chief Executive Officer
         Mr. Barry Morgan, Radics & Co., LLC